Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value as of January 1, 2021		$ 149,920,186
Initial measurement on August 18 ,2020		8,480,557
Change in valuation inputs or other assumptions	$ 14,706,065	(87,695,390)	$ 106,714,978
Fair value as of June 30, 2021	62,224,796	62,224,796	149,920,186
Private Placement | Level 3
Fair value as of January 1, 2021		90,856,186	0
Initial measurement on August 18 ,2020			22,792,602
Change in valuation inputs or other assumptions		(56,369,390)	68,063,584
Fair value as of June 30, 2021	$ 34,486,796	34,486,796	90,856,186
Public | Level 3
Fair value as of January 1, 2021		59,064,000	0
Initial measurement on August 18 ,2020			20,412,606
Change in valuation inputs or other assumptions			38,651,394
Fair value as of June 30, 2021			59,064,000
Warrant Liabilities | Level 3
Fair value as of January 1, 2021		$ 149,920,186	0
Initial measurement on August 18 ,2020			43,205,208
Change in valuation inputs or other assumptions			106,714,978
Fair value as of June 30, 2021			$ 149,920,186